Note 3 - Investments in Available-for-sale Securities (Details) - Credit Component Recognized in Earnings on Debt Securities - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized		$ 8,000	$ 17,000
Collateralized Mortgage Obligations [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance		37,000	29,000	$ 12,000
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized	[1]	$ 8,000	$ 17,000

[1]	Represents the credit component of the other-than-temporary impairment on securities.